Assets under management (Tables)	12 Months Ended
Dec. 31, 2020
Assets under management and net new assets
Assets under management
end of	2020	2019
CHF billion
Assets in collective investment instruments managed by Credit Suisse	215.6	212.2
Assets with discretionary mandates	267.4	277.5
Other assets under management	1,028.9	1,017.5
Assets under management (including double counting)	1,511.9	1,507.2
of which double counting	49.1	51.0
Changes in assets under management
	2020	2019
Assets under management (CHF billion)
Balance at beginning of period [1]	1,507.2	1,344.9
Net new assets/(net asset outflows)	42.0	79.3
Market movements, interest, dividends and foreign exchange	(14.7)	106.8
of which market movements, interest and dividends [2]	53.4	126.6
of which foreign exchange	(68.1)	(19.8)
Other effects	(22.6)	(23.8)
Balance at end of period	1,511.9	1,507.2
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.

Bank
Assets under management and net new assets
Assets under management
end of	2020	2019
CHF billion
Assets in collective investment instruments managed by Credit Suisse	210.7	205.7
Assets with discretionary mandates	267.3	277.5
Other assets under management	1,029.0	1,017.5
Assets under management (including double counting)	1,507.0	1,500.7
of which double counting	48.8	50.2

Changes in assets under management
Changes in assets under management
	2020	2019
Assets under management (CHF billion)
Balance at beginning of period [1]	1,500.7	1,336.8
Net new assets/(net asset outflows)	43.4	80.3
Market movements, interest, dividends and foreign exchange	(14.5)	107.4
of which market movements, interest and dividends [2]	53.2	127.1
of which foreign exchange	(67.7)	(19.7)
Other effects	(22.6)	(23.8)
Balance at end of period	1,507.0	1,500.7
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.